CONSOLIDATED STATEMENTS OF INCOME ₽ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 RUB (₽) ₽ / shares shares	Dec. 31, 2017 RUB (₽) ₽ / shares shares	Dec. 31, 2016 RUB (₽) ₽ / shares shares
CONSOLIDATED STATEMENTS OF INCOME
Revenues		$ 1,837.6	₽ 127,657.0	₽ 94,054.0	₽ 75,925.0
Operating costs and expenses:
Cost of revenues(1)	[1]	516.6	35,890.0	23,937.0	19,754.0
Product development(1)	[1]	324.9	22,569.0	18,761.0	15,832.0
Sales, general and administrative(1)	[1]	521.1	36,200.0	27,081.0	17,885.0
Depreciation and amortization		174.7	12,137.0	11,239.0	9,607.0
Total operating costs and expenses		1,537.3	106,796.0	81,018.0	63,078.0
Income from operations		300.3	20,861.0	13,036.0	12,847.0
Interest income		48.7	3,382.0	2,909.0	2,863.0
Interest expense		(13.6)	(945.0)	(897.0)	(1,208.0)
Effect of Yandex.Market deconsolidation		406.6	28,244.0
Other (loss)/income, net		42.0	2,922.0	(1,466.0)	(3,395.0)
Income before income tax expense		784.0	54,464.0	13,582.0	11,107.0
Income tax expense		123.9	8,603.0	4,926.0	4,324.0
Net income		660.1	45,861.0	8,656.0	6,783.0
Net loss attributable to noncontrolling interests		24.9	1,726.0	120.0	15.0
Net income attributable to Yandex N.V.		$ 685.0	₽ 47,587.0	₽ 8,776.0	₽ 6,798.0
Net income per Class A and Class B share:
Basic | (per share)		$ 2.10	₽ 145.67	₽ 27.02	₽ 21.19
Diluted | (per share)		$ 2.04	₽ 141.98	₽ 26.49	₽ 20.84
Weighted average number of Class A and Class B shares outstanding:
Basic (in shares)		326,667,118	326,667,118	324,747,888	320,788,967
Diluted (in shares)		335,162,062	335,162,062	331,243,961	326,136,949

[1]	These balances exclude depreciation and amortization expenses, which are presented separately, and include sharebased compensation expenses of: